Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation

The Company’s 2017 Equity Incentive Plan (the “2017 Plan”) provides for the grant by the Company of incentive stock options, non-qualified options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. Incentive stock options may be granted only to the Company’s employees, including officers and directors who are also employees. Awards other than incentive stock options may be granted to employees, officers, members of the board of directors, advisors and consultants of the Company. Following the adoption of the 2017 Plan, no further grants will be made under the Company’s 2010 Special Stock Incentive Plan (“Special Plan”) and 2011 Stock Incentive Plan (“2011 Plan”).

Upon its adoption, the number of shares of the Company’s common stock initially reserved for issuance under the 2017 Plan was the sum of 585,994 shares, plus the number of shares of the Company’s common stock available for issuance under the Special Plan and the 2011 Plan immediately prior to the effectiveness of the 2017 Plan. In addition, the number of shares of the Company’s common stock subject to outstanding awards under the Special Plan and 2011 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be available for future grant under the 2017 Plan. The number of shares of common stock reserved for issuance under this plan will automatically increase on January 1 of each year, through January 1, 2027, in an amount equal to the lowest of 1,025,490 shares of the Company’s common stock, 4% of the number of shares of the Company’s common stock outstanding on January 1 of each year and an amount determined by the Company’s board of directors.

Shares that are expired, terminated, surrendered or canceled under the 2017 Plan without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Research and development expenses	$292	$101	$1,776	$225
General and administrative expenses	774	172	908	402

	$1,066	$273	$2,684	$627

As of September 30, 2018 and December 31, 2017, total unrecognized compensation cost related to the unvested stock-based awards was $10.1 million and $4.0 million, respectively, which is expected to be recognized over weighted average periods of 2.87 and 2.76 years, respectively.

The following table summarizes the Company’s stock option activity since December 31, 2017 (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding as of December 31, 2017	1,403,119	$6.26	8.81	$9,128
Granted	829,500	17.19
Exercised	(21,027)	7.25
Forfeited	(163,383)	10.75

Outstanding as of September 30, 2018	2,048,209	$10.32	8.30	$—

Options exercisable as of September 30, 2018	610,562	$6.41	6.48	$—
Options unvested as of September 30, 2018	1,437,647	$11.79	9.07	$—

The Company did not grant stock options during the three months ended September 30, 2018. The weighted average grant-date fair value per share of stock options granted during the nine months ended September 30, 2018 was $11.77.

13.	Stock-Based Compensation

2011 Stock Incentive Plan

The Company’s 2011 Stock Incentive Plan, as amended (the “2011 Plan”), provides for the Company to issue restricted stock awards, or to grant incentive stock options or non-statutory stock options. Incentive stock options may be granted only to the Company’s employees including officers and directors who are also employees. Restricted stock awards and non-statutory stock options may be granted to employees, members of the board of directors, outside advisors and consultants of the Company.

The total number of common shares that may be issued under the 2011 Plan was 512,745 shares as of December 31, 2016, of which 33,740 shares remained available for future grant as of December 31, 2016. In April 2017, the Company effected an increase in the total number of shares of the Company’s common stock reserved for issuance under the 2011 Plan from 512,745 shares to 1,299,038 shares, of which 0 shares remained available for future grant as of December 31, 2017.

Shares that were expired, terminated, surrendered or canceled under the 2011 Plan without having been fully exercised became available for future awards. In addition, shares of common stock that were tendered to the Company by a participant to exercise an award were added to the number of shares of common stock available for the grant of awards.

No further awards will be made under the 2011 Plan following the Company’s initial public offering; however, awards outstanding under the 2011 Plan will continue to be governed by their existing terms.

2010 Special Stock Incentive Plan

The Company’s 2010 Special Stock Incentive Plan (the “Special Plan”) provides for the Company to issue restricted stock awards or to grant incentive stock options or non-statutory stock options. Incentive stock options may be granted only to the Company’s employees, including officers and directors who are also employees. Restricted stock awards and non-statutory stock options may be granted to employees, officers, members of the board of directors, advisors and consultants of the Company.

The total number of common shares that may be issued under the Special Plan was 0 shares and 585,994 shares as of December 31, 2017 and 2016, of which 0 shares and 2,194 shares remained available for future grant as of December 31, 2017 and 2016.

Shares that were expired, terminated, surrendered or canceled under the Special Plan without having been fully exercised became available for future awards. In addition, shares of common stock that were tendered to the Company by a participant to exercise an award were added to the number of shares of common stock available for the grant of awards.

No further awards will be made under the Special Plan following the Company’s initial public offering; however, awards outstanding under the Special Plan will continue to be governed by their existing terms.

2017 Equity Incentive Plan

The Company’s 2017 Equity Incentive Plan (the “2017 Plan”) provides for the grant by the Company of incentive stock options, non-qualified options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. Incentive stock options may be granted only to the Company’s employees, including officers and directors who are also employees. Awards other than incentive stock options may be granted to employees, officers, members of the board of directors, advisors and consultants of the Company.

The total number of shares of common stock that may be issued under the 2017 Plan was 759,971 shares as of December 31, 2017, of which 553,971 shares remained available for future grant as of December 31, 2017. The number of shares of common stock reserved for issuance under this plan will automatically increase on January 1 of each year, beginning on January 1, 2018 and continuing through January 1, 2027, in an amount equal to the lowest of 1,025,490 shares of the Company’s common stock, 4% of the number of shares of the Company’s common stock outstanding on January 1 of each year and an amount determined by the Company’s board of directors.

Shares that are expired, terminated, surrendered or canceled under the 2017 Plan without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

2017 Employee Stock Purchase Plan

On November 3, 2017, the Company’s shareholders approved the 2017 Employee Stock Purchase Plan (the “2017 ESPP”), which will provide participating employees with the opportunity to purchase shares of our common stock at defined purchase prices over six month offering periods. A total of 219,748 shares were initially reserved for issuance under the 2017 ESPP. The number of common stock reserved for issuance under this plan will automatically increase on January 1 of each year, beginning on January 1, 2019 and continuing through January 1, 2029, in an amount equal to the lowest of 512,745 shares of the Company’s common stock, 2% of the number of shares of the Company’s common stock outstanding on January 1 of each year and an amount determined by the Company’s board of directors.

The 2011 Plan, Special Plan and 2017 Plan are administered by the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant (or, in the case of the 2011 Plan and the Special Plan, 110% of fair value in the case of an award granted to employees who hold more than 10% of the total combined voting power of all classes of stock at the time of grant) and the term of stock options may not be greater than 10 years (or five years for an incentive stock option granted to a 10% stockholder under the 2011 Plan and the Special Plan). Stock options awarded under the plans expire 10 years after the grant date (or five years after the grant date for an incentive stock option granted to a 10% stockholder under the 2011 Plan and the Special Plan), unless the board of directors sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the board of directors. Incentive stock options granted to employees and restricted stock awards granted to employees, officers, members of the board of directors, advisors, and consultants of the Company typically vest over four years. Non-statutory options granted to employees, officers, members of the board of directors, advisors, and consultants of the Company typically vest over three or four years.

During the years ended December 31, 2017, 2016 and 2015 the Company granted options to purchase 863,881 shares, 316,916 shares and 102,195 shares, respectively, of common stock to employees and directors. The Company recorded stock-based compensation expense for options granted to employees and directors of $0.9 million, $0.6 million and $0.1 million during the years ended December 31, 2017, 2016, and 2015, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company granted options to purchase 0 shares, 4,686 shares and 2,343 shares, respectively, of common stock to non-employees. The Company recorded stock-based compensation expense for options granted to non-employees of $7,000, $15,000 and 16,000 during the years ended December 31, 2017, 2016 and 2015, respectively.

Stock Option Valuation

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.96%	1.26%	1.81%
Expected term (in years)	6.02	5.80	5.98
Expected volatility	75.7%	75.3%	75.3%
Expected dividend yield	0%	0%	0%

The assumptions that the Company used to determine the grant-date fair value of stock options granted to non-employees were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	*	2.08%	1.95%
Expected term (in years)	*	8.82	8.55
Expected volatility	*	77.8%	77.3%
Expected dividend yield	*	0%	0%

*	Not applicable as no stock options were granted to non-employees during the year ended December 31, 2017.

Stock Options

The following table summarizes the Company’s stock option activity since December 31, 2016 (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(in years)
Outstanding as of December 31, 2016	548,903	$7.58	8.62	$1,000
Granted	863,881	5.46
Exercised	—	—
Forfeited	(9,665)	9.11

Outstanding as of December 31, 2017	1,403,119	$6.26	8.81	$9,128

Options exercisable as of December 31, 2017	347,305	$6.68	7.20	$2,113
Options unvested as of December 31, 2017	1,055,814	$6.12	9.34	$7,015

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.

The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2017, 2016 and 2015 was $3.62, $6.02 and $5.40, respectively.

The total fair value of options vested during the years ended December 31, 2017, 2016 and 2015 was $0.8 million, $0.5 million, $43,000, respectively.

Restricted Common Stock

The Company has granted restricted common stock with time-based vesting conditions. Unvested shares of restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award. The Company has the option to repurchase the restricted stock awards at the original purchase price if the grantee terminates its working relationship with the Company prior to the stock becoming vested. All shares of restricted common stock were vested as of December 31, 2016. There was no restricted stock activity in the year ended December 31, 2017. The total fair value of restricted common stock vested during the years ended December 31, 2016 and 2015 was $1,000 and $21,000, respectively.

Stock-Based Compensation

Stock-based compensation expense was classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Research and development expenses	$329	$294	$43
General and administrative expenses	577	350	83

	$906	$644	$126

As of December 31, 2017 and 2016, total unrecognized compensation cost related to the unvested stock-based awards was $4.0 million and $1.8 million, respectively, which is expected to be recognized over weighted average periods of 2.76 and 2.84 years, respectively.